February 4, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds I

-BNY Mellon Diversified Emerging Markets Fund

-BNY Mellon International Equity Fund

-BNY Mellon Small Cap Value Fund

-BNY Mellon Small Cap Growth Fund

-BNY Mellon Small/Mid Cap Growth Fund
-BNY Mellon Tax Sensitive Total Return Bond Fund (the "Funds")

 1933 Act File No.: 33-08214
 1940 Act File No.: 811-04813
 CIK No.: 0000799295

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 207 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 28, 2020.

Please address any comments or questions to my attention at 412.236.9672.

Sincerely,

/s/ Bethany L. Marangoni
Bethany L. Marangoni
Analyst/Paralegal